Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities
Schedule of financial liabilities

Details at 31 December 2025 and 2024 are as follow:

		Milllions of Euros
Financial liabilities	Reference	31/12/2025	31/12/2024
Non-current bonds	(a)	5,340	5,418
Senior secured debt	(b)	2,186	2,373
Other loans	(b)	32	53
Other non-current financial liabilities	(d)	732	853
Non-current financial derivatives	Note 30	1	—
Non-current lease liabilities	Note 8	969	1,025
Loan transaction costs		(169)	(232)
Total non-current financial liabilities		9,091	9,491

Current bonds	(a)	127	115
Senior secured debt	(b)	23	24
Other loans	(b)	137	292
Other current financial liabilities	(d)	150	123
Current financial derivatives	Note 30	4	6
Current lease liabilities	Note 8	113	117
Loan transaction costs		(1)	(1)
Total current financial liabilities		552	676

Schedule of detail of Senior Notes

Detail of Senior Notes at 31 December 2025 is as follows:

	Millions of Euros
	Issuance date		Company		Nominal value	Currency	Annual coupon	Maturity
Unsecured senior notes	5/10/2021	(1)	Grifols, S.A.	(2)	1,400	Euros	3.875%	2028
	5/10/2021	(1)	Grifols, S.A.	(2)	705	US Dollars	4.750%	2028

Secured senior notes	15/11/2019	(1)	Grifols, S.A.		770	Euros	2.250%	2027
	30/4/2024	(1)	Grifols, S.A.		1,000	Euros	7.500%	2030
	4/6/2024	(1)			300
	19/12/2024	(1)	Grifols, S.A.		1,300	Euros	7.125%	2030

(1)Listed on the Euronext Global Exchange Market of the Irish Stock Exchange (ISE)

(2)As a result of the merger between Grifols Escrow Issuer, S.A. and Grifols, S.A. in the fiscal year 2023 (see note 2).

Schedule of details of movement in Senior Notes

Details of movement in the Senior Notes at a 31 December 2025 are as follows:

	Millions of Euros
	Operating				Operating
	outstanding				outstanding
	balance at			Exchange	balance at
	01/01/2025	Issuance	Cancellation	differences	31/12/2025
Senior secured corporate notes 2019	740	—	—	—	740
Senior unsecured corporate notes Euros 2021	1,400	—	—	—	1,400
Senior unsecured corporate notes US Dollars 2021	679	—	—	(79)	600
Senior secured corporate notes 2024	2,600	—	—	—	2,600
	5,418	—	—	(79)	5,340

Details of movement in the Senior Notes at 31 December 2024 are as follows:

	Millions of Euros
	Operating				Operating
	outstanding				outstanding
	balance at			Exchange	balance at
	01/01/2024	Issuance	Cancellation	differences	31/12/2024
Senior unsecured corporate notes 2017	1,000	—	(1,000)	—	—
Senior secured corporate notes 2019	1,577	—	(838)	—	740
Senior unsecured corporate notes Euros 2021	1,400	—	—	—	1,400
Senior unsecured corporate notes US Dollars 2021	638	—	—	41	679
Senior secured corporate notes 2024	—	2,600	—	—	2,600
	4,615	2,600	(1,838)	41	5,418

Schedule of current obligation captions including issue of bearer promissory notes to Group employees

	Millions of Euros
	31/12/2025	31/12/2024
Issuance date	5/5/2025	4/5/2024
Maturity date	5/5/2026	4/5/2025
Nominal amount of promissory notes (Euros)	3,000	3,000
Interest rate	4.25%	5.00%
Promissory Notes subscribed	77	77
Buy-backs or redemptions	—	(3)
Interest pending accrual	(1)	(1)

Schedule of details of loans and borrowings

					Millions of Euros
					31/12/2025		31/12/2024
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360	852	1,360	857
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	2,344	1,334	2,344	1,516
Total senior debt					3,704	2,186	3,704	2,373

EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85	11	85	21
EIB Loan	Euros	2.15%	25/9/2018	25/9/2028	85	21	85	32
Total EIB Loan					170	32	170	53

Revolving Credit	US Dollars	SOFR + 2.50%	15/11/2019	15/11/2025	—	—	415	—
Revolving Credit Renewed	US Dollars	SOFR + 3.00%	19/12/2024	30/5/2027	798	—	864	—
Total Revolving Credit					798	—	1,278	—

Loan transaction costs					—	(59)	—	(88)
Non-current loans and borrowings					4,672	2,159	5,152	2,338

					Millions of Euros
					31/12/2025		31/12/2024
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	8	(*)	8
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	(*)	15	(*)	17
Total senior debt					—	23	—	24

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	—	(*)	10
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	11	(*)	11
EIB Loan	Euros	2.15%	25/9/2018	25/9/2028	(*)	11	(*)	11
Total EIB Loan					—	21	—	31

Revolving Credit Renewed	US Dollars	SOFR + 3.00%	19/12/2024	30/5/2027	(*)	2	(*)	—

Other current loans		0.10% - Euribor + 7.9%			—	114	277	261
Loan transaction costs					—	—	—	—
Current loans and borrowings					—	160	277	316

(*) See amount granted under non-current debt.

Schedule of senior secured debt by maturity

Details of Tranche B by maturity at 31 December 2025 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Millions	Principal in		Principal in Millions of
	Currency	of US Dollars	Millions of Euros	Currency	Euros
Maturity
2026	US Dollars	8	7	Euros	5
2027	US Dollars	1,567	1,334	Euros	852
Total		1,575	1,341		857

Schedule of movement in the revolving credit facility

	Millions of Euros
	31/12/2025	31/12/2024
Drawn opening balance	—	360
Drawdowns	1,276	1,340
Repayments	(1,277)	(1,723)
Translation differences	1	22
Drawn closing balance	—	—

Schedule of details of other financial liabilities

		Millions of Euros
Other financial liabilities	Reference	31/12/2025	31/12/2024
Non-current debt with GIC (sovereign wealth fund in Singapore)	(i)	665	802
Non-current preferential loans		20	6
Other non-current financial liabilities	(ii)	47	45
Transaction costs		(35)	(42)
Total other non-current financial liabilities		697	810

Current debt with GIC (sovereign wealth fund in Singapore)	(i)	73	85
Current preferential loans		1	1
Other current financial liabilities		76	37
Total other current financial liabilities		150	123

Schedule of details of maturity of other financial liabilities

	Millions of Euros
	31/12/2025	31/12/2024
Maturity at:
Up to one year	150	123
Two years	48	52
Three years	45	51
Four years	45	51
Five years	89	95
Over five years	470	562
	847	934

Schedule of changes in liabilities derived from financing activities

	Millions of Euros
			Senior Secured
			debt & Other	Finance lease	Other financial
	Reference	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2023		4,692	4,042	1,017	1,006	10,757
New financing		113	1,506	—	5	1,624
Refunds		(122)	(1,172)	(116)	(58)	(1,468)
Interest accrued		177	352	40	86	655
Other movements		—	—	184	3	187
Interest paid/received		(148)	(308)	—	(73)	(529)
Business combinations	Note 3	—	—	—	2	2
Foreign exchange differences		(30)	(96)	(14)	(32)	(172)
Balance at 31 December 2023		4,682	4,324	1,111	939	11,056
New financing		2,616	1,340	—	(7)	3,949
Refunds		(1,957)	(3,241)	(111)	(50)	(5,359)
Interest accrued		228	399	49	70	746
Other movements		—	—	49	3	52
Interest paid/received		(182)	(317)	—	(72)	(571)
Foreign exchange differences		42	151	43	58	294
Balance at 31 December 2024		5,429	2,656	1,141	941	10,167
New financing (*)		75	1,276	—	9	1,360
Refunds		(76)	(1,427)	(119)	(47)	(1,669)
Interest accrued		315	203	54	68	640
Other movements		—	—	118	46	164
Interest paid/received		(279)	(188)	—	(65)	(532)
Foreign exchange differences		(74)	(201)	(112)	(100)	(487)
Balance at 31 December 2025		5,390	2,319	1,082	852	9,643

(*) Includes transaction costs